Share Option Scheme (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Summary of Share Options Outstanding Under the Scheme

	2021		2020		2019
	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options
	US$ per share	’000	US$ per share	’000	US$ per share	’000
At January 1,	1.9353	14,241	0.9273	18,013	0.7782	14,311
Granted during the year	15.4774	595	15.6128	679	1.4973	3,757
Forfeited during the year	2.9987	(1,251)	0.9963	(2,769)	1.0909	(55)
Exercised during the year	1.3346	(4,056)	1.0131	(1,682)	—	—
At December 31,	2.8970	9,529	1.9353	14,241	0.9273	18,013
Exercisable at December 31	1.4334	2,828	1.0703	4,619	0.7852	2,484

Summary of Exercise Prices and Exercise Periods of Share Options Outstanding

The exercise prices and exercise periods of the share options outstanding as at the end of the reporting period are as follows:

December 31, 2021
Number of options ’000	Exercise price* US$ per share	Exercise period
4,054	0.5	2019/12/25 – 2027/12/25
1,849	1.0	2019/07/01 – 2028/08/29
382	1.0	2019/12/31 – 2028/12/30
1,822	1.5	2020/07/02 – 2029/07/01
332	11.5	2020/11/29 – 2029/11/28
90	11.5	2021/06/05 – 2030/06/04
385	16.3	2021/09/01 – 2030/08/31
20	13.6	2021/11/19 – 2030/11/18
430	14.1	2022/03/29 – 2031/03/28
165	19.0	2022/08/27 – 2031/08/26
9,529

December 31, 2020
Number of options ’000	Exercise price* US$ per share	Exercise period
5,393	0.5	2019/12/25 - 2027/12/25
4,317	1.0	2019/07/01 - 2028/08/29
540	1.0	2019/12/31 - 2028/12/30
2,868	1.5	2020/07/02 - 2029/07/01
444	11.5	2020/11/29 - 2029/11/28
90	11.5	2021/06/05 - 2030/06/04
569	16.3	2021/09/01 - 2030/08/31
20	13.6	2021/11/19 - 2030/11/18
14,241

December 31, 2019
Number of options ’000	Exercise price* US$ per share	Exercise period
6,347	0.5	2019/12/25 - 2027/12/25
7,283	1.0	2019/07/01 - 2028/08/29
656	1.0	2019/12/31 - 2028/12/30
3,225	1.5	2020/07/02 - 2029/07/01
502	1.5	2020/11/29 - 2029/11/28
18,013

*

The exercise price of the share options is subject to adjustment in the case of rights or bonus issues, or other similar changes in the Company’s share capital. Pursuant to certain listing rules of the Hong Kong Stock Exchange to which members of the Genscript Group are subject to, the Company adjusted the exercise price of options granted during November 29, 2019 through December 9, 2019 to $11.50 per share. Concurrent with this adjustment, the Company agreed to pay each employee holding affected share options an amount in cash representing the difference between the adjusted exercise price over the original exercise price upon exercising the share options.

Summary of Fair Value of Equity Settled Share Options Granted	. The following table lists the inputs to the model used:

	2021	2020	2019
Dividend yield (%)	—	—	—
Expected volatility (%)	73.2-76.4	73.0-87.2	66.4-80.3
Risk-free interest rate (%)	0.03-1.72	0.07-0.91	1.98-2.69
Expected life of options (year)	10	10	10